Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Liabilities
Schedule of accrued liabilities

Accrued liabilities consisted of the following as at December 31 (in thousands):

	2013	2012
Accrued payroll	$1,140	$969
Accrued interest	11,614	12,473
Accrued expenses	18,157	19,452

Total	$30,911	$32,894